PREMISES AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PREMISES AND EQUIPMENT, NET
Schedule of detailed information about property, plant and equipment

As of December 31, 2020 and 2019, the premises and equipment, net consisted of the following:

As of December 31, 2020

		Roll - forward
	Balance at						Effect of	Balance at
Premises and equipment	January 1,		Expenses		Assets		changes in	December 31,
	2020	Acquisitions	depreciation(1)	Disposals	classified		foreign	2020
					as held for		exchange
					sale		rate
In millions of COP
Land
Cost	486,915	17,410	-	(12,988)	-		7,644	498,981
Construction in progress
Cost	30,898	38,395	-	(7,330)	-		1,229	63,192
Buildings
Cost	1,606,420	68,785	-	(42,705)	(2,876)		23,275	1,652,899
Accumulated depreciation	(360,921)	-	(29,982)	10,628	-		(10,523)	(390,798)
Furniture and fixtures
Cost	647,381	45,269	-	(38,284)	-		12,382	666,748
Accumulated depreciation	(372,556)	-	(43,471)	34,563	-		(8,428)	(389,892)
Computer equipment
Cost	952,135	151,854	-	(147,797)	(6,518)		20,048	969,722
Accumulated depreciation	(584,103)	-	(118,075)	142,331	5,914		(16,274)	(570,207)
Vehicles
Cost	1,937,136	807,032	-	(17,224)	(400,233)	(2)	6	2,326,717
Accumulated depreciation	(523,911)	(14,231)	(169,050)	5,869	135,784	(2)	(18)	(565,557)
Leasehold improvements
Cost	9,502	52,453	-	(20,320)	-		32	41,667
Accumulated depreciation	(1,031)	-	(125)	11	-		(23)	(1,168)
Total premises and equipment - cost	5,670,387	1,181,198	-	(286,648)	(409,627)		64,616	6,219,926
Total premises and equipment - accumulated depreciation	(1,842,522)	(14,231)	(360,703)	193,402	141,698		(35,266)	(1,917,622)
Total premises and equipment, net	3,827,865	1,166,967	(360,703)	(93,246)	(267,929)		29,350	4,302,304
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Corresponds to transfers of vehicles to Assets Held for Sale, in the subsidiary Renting Colombia, due to the decrease in demand for vehicle rentals during 2020.

As of December 31, 2019

		Roll - forward
	Balance at							Effect of	Balance at
Premises and equipment	January 1,			Expenses			Assets	changes in	December 31,
	2019	Acquisitions		depreciation(1)	Disposals		classified	foreign	2019
							as held for	exchange
							sale	rate
In millions of COP
Land
Cost	361,732	127,302	(2)	-	(3,662)		-	1,543	486,915
Construction in progress
Cost	2,453	34,457		-	(6,011)		-	(1)	30,898
Buildings
Cost	1,344,517	264,031	(2)	-	(6,840)		-	4,712	1,606,420
Accumulated depreciation	(330,991)	-		(32,415)	4,794		-	(2,309)	(360,921)
Furniture and fixtures
Cost	629,428	66,746		-	(50,879)		-	2,086	647,381
Accumulated depreciation	(358,934)	-		(40,593)	28,687		-	(1,716)	(372,556)
Computer equipment
Cost	896,811	148,244		-	(92,273)		(3,668)	3,021	952,135
Accumulated depreciation	(567,726)	-		(100,653)	82,777		3,796	(2,297)	(584,103)
Vehicles
Cost	1,671,850	736,568		-	(199,566)		(271,827)	111	1,937,136
Accumulated depreciation	(444,027)	(6,347)		(179,643)	14,562		91,603	(59)	(523,911)
Ongoing Imports
Cost	1,267	-		-	(1,267)		-	-	-
Leasehold improvements
Cost	314,412	30,915		-	(338,115)	(3)	-	2,290	9,502
Accumulated depreciation	(152,145)	-		(146)	152,298	(3)	-	(1,038)	(1,031)
Total premises and equipment - cost	5,222,470	1,408,263		-	(698,613)		(275,495)	13,762	5,670,387
Total premises and equipment - accumulated depreciation	(1,853,823)	(6,347)		(353,450)	283,118		95,399	(7,419)	(1,842,522)
Total premises and equipment, net	3,368,647	1,401,916		(353,450)	(415,495)		(180,096)	6,343	3,827,865
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Corresponds to the acquisition of a new headquarters in Bogotá.
(3)	This item mainly corresponds to the reclassification to Assets by right of use as an integral part of the leased assets during the year 2019. See note 7.2 Lessee.